CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 92,513	$ 54,771
Marketable securities	39,497	64,684
Short-term bank deposits	155,879	191,038
Trade receivables, net of allowance for credit losses of $174 and $183 at December 31, 2021 and 2020, respectively	13,191	16,848
Other current assets and prepaid expenses	8,046	6,526
Inventories	11,580	13,935
Total current assets	320,706	347,802
LONG-TERM INVESTMENTS:
Marketable securities	98,224	66,836
Long-term bank deposits	79,708	71,421
Other assets	2,454	2,453
Total long-term investments	180,386	140,710
Property and equipment, net	20,240	22,976
Operating lease right-of-use assets	24,829	27,823
Intangible assets, net	10,731	12,588
Goodwill	41,144	41,144
Other long-term assets	37,334	30,222
Total assets	635,370	623,265
CURRENT LIABILITIES:
Trade payables	4,310	3,882
Deferred revenues	99,922	92,127
Operating lease liabilities	5,090	5,224
Employees and payroll accruals	26,284	27,007
Other payables and accrued expenses	30,281	15,507
Total current liabilities	165,887	143,747
LONG-TERM LIABILITIES:
Deferred revenues	67,065	54,797
Operating lease liabilities	22,360	24,851
Other long-term liabilities	10,065	11,409
Total long-term liabilities	99,490	91,057
COMMITMENTS AND CONTINGENT LIABILITIES
Share capital -
Ordinary shares of NIS 0.05 par value - Authorized: 90,000,000 at December 31, 2021 and 2020; Issued: 60,641,047 and 59,284,860 shares at December 31, 2021 and 2020, respectively; Outstanding: 45,871,957 and 46,386,889 shares at December 31, 2021 and 2020, respectively	730	721
Additional paid-in capital	471,173	443,018
Treasury stock 14,769,090 and 12,897,971 of Ordinary shares at December 31, 2021 and 2020, respectively	(243,023)	(190,552)
Accumulated other comprehensive income (loss)	(455)	1,517
Retained earnings	141,568	133,757
Total shareholders' equity	369,993	388,461
Total liabilities and shareholders' equity	$ 635,370	$ 623,265